Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020 (excluding the nine months ended September 30, 2020)	$ 4,206,810
2021	206,760	$ 3,737,443
2022	2,209,137	206,760
2023	1,440,275	1,419,285
Thereafter
Long-term Debt, Gross	8,062,982	6,803,766
Less: debt discount	(501,941)	(595,088)
Long-term Debt	$ 7,561,041	$ 6,208,678